Reportable Segment Information - Reportable Segment Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Sales and intersegment transfers	$ 14,984,000	$ 11,856,000	$ 11,339,000
Segment profit (loss)	2,294,000	2,164,000	1,963,000
Interest expense	263,471	154,088	61,791
Administrative expenses and other	503,000	415,000	352,000
Income from continuing operations before income taxes	1,528,219	1,595,233	1,548,966
Identifiable assets	19,958,427	6,752,521	5,778,937
Capital expenditures	222,767	239,026	234,340
Depreciation	284,997	172,074	170,323
Intersegment transfers
Segment Reporting Information [Line Items]
Sales and intersegment transfers	0		0
The Americas Group
Segment Reporting Information [Line Items]
Sales and intersegment transfers	9,117,000	8,377,000	7,840,000
The Americas Group | Intersegment transfers
Segment Reporting Information [Line Items]
Sales and intersegment transfers	6,000	39,000	40,000
The Americas Group | Operating Segments
Segment Reporting Information [Line Items]
Sales and intersegment transfers	9,123,000	8,416,000	7,880,000
Segment profit (loss)	1,769,000	1,606,000	1,452,000
Income from continuing operations before income taxes	$ 1,769,000	$ 1,606,000	$ 1,452,000
Reportable segment margins	19.40%	19.10%	18.40%
Identifiable assets	$ 4,359,000	$ 2,148,000	$ 2,037,000
Capital expenditures	69,000	100,000	132,000
Depreciation	75,000	76,000	72,000
Consumer Brands Group
Segment Reporting Information [Line Items]
Sales and intersegment transfers	2,155,000	1,528,000	1,578,000
Consumer Brands Group | Intersegment transfers
Segment Reporting Information [Line Items]
Sales and intersegment transfers	3,162,000	2,775,000	2,736,000
Consumer Brands Group | Operating Segments
Segment Reporting Information [Line Items]
Sales and intersegment transfers	5,317,000	4,303,000	4,314,000
Segment profit (loss)	226,000	301,000	309,000
Income from continuing operations before income taxes	$ 226,000	$ 301,000	$ 309,000
Reportable segment margins	4.30%	7.00%	7.20%
Identifiable assets	$ 5,839,000	$ 2,005,000	$ 1,925,000
Capital expenditures	95,000	99,000	60,000
Depreciation	92,000	47,000	47,000
Performance Coatings Group
Segment Reporting Information [Line Items]
Sales and intersegment transfers	3,706,000	1,946,000	1,916,000
Performance Coatings Group | Intersegment transfers
Segment Reporting Information [Line Items]
Sales and intersegment transfers	22,000	15,000	5,000
Performance Coatings Group | Operating Segments
Segment Reporting Information [Line Items]
Sales and intersegment transfers	3,728,000	1,961,000	1,921,000
Segment profit (loss)	299,000	257,000	202,000
Income from continuing operations before income taxes	$ 299,000	$ 257,000	$ 202,000
Reportable segment margins	8.00%	13.10%	10.50%
Identifiable assets	$ 8,300,000	$ 818,000	$ 814,000
Capital expenditures	37,000	19,000	21,000
Depreciation	69,000	20,000	25,000
Administrative | Administrative
Segment Reporting Information [Line Items]
Sales and intersegment transfers	6,000	5,000	5,000
Administrative | Intersegment transfers
Segment Reporting Information [Line Items]
Sales and intersegment transfers	(3,190,000)	(2,829,000)	(2,781,000)
Administrative | Segment Reconciling Items
Segment Reporting Information [Line Items]
Sales and intersegment transfers	(3,184,000)	(2,824,000)	(2,776,000)
Interest expense	263,000	154,000	62,000
Administrative expenses and other	503,000	415,000	352,000
Income from continuing operations before income taxes	(766,000)	(569,000)	(414,000)
Identifiable assets	1,460,000	1,782,000	1,003,000
Capital expenditures	22,000	21,000	21,000
Depreciation	$ 49,000	$ 29,000	$ 26,000